Financial and other non-current assets - Other Non-current Assets (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Deferred compensation plans	$ 122	$ 95
Prepaid post-employment benefit plans	13	12
Other non-current assets	50	41
Total other non-current assets	$ 185	$ 148